Financial risk management - Loans granted - Additional Information (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Convertible loan [member] | Icolo Ltd. [member]
Disclosure of financial risk management [line items]
Loan amount (excluding accrued interest)	$ 7.5